Nov. 29, 2018

American Beacon Ionic Strategic Arbitrage Fund

Supplement dated November 29, 2018
to the
Prospectus and Summary Prospectus dated April 30, 2018

On November 6, 2018, the Board of Trustees of American Beacon Funds (the "Trust") approved: (i) an amendment to the existing investment advisory agreement among American Beacon Advisors, Inc., Ionic Capital Management LLC ("Ionic") and the Trust, on behalf of the American Beacon Ionic Strategic Arbitrage Fund (the "Fund"), whereby the fee rate payable to Ionic by the Fund with respect to the first $100 million in assets under management will be reduced by 0.20%, effective on or about December 1, 2018; and (ii) the lowering of the contractual expense ratio caps for all classes of the Fund, effective on or about December 1, 2018. Accordingly, the changes set forth below are effective on or about December 1, 2018:

1.	In the "Fund Summary – Fees and Expenses of the Fund" section, the tables below the first paragraph are deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Share Class	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Share Class	A	C	Y	Institutional	Investor
Management Fee[2]	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or Services (12b-1) Fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	1.63%	1.40%	1.59%	1.32%	1.65%
Dividend & Interest Expense on Securities Sold Short	1.05%	1.05%	1.05%	1.05%	1.05%
Remainder of Other Expenses (including service fees)	0.58%	0.35%	0.54%	0.27%	0.60%
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses[3]	3.18%	3.70%	2.89%	2.62%	2.95%
Fee waiver and/or Expense Reimbursement or Recoupment[4]	(0.24%)	(0.01%)	(0.25%)	(0.08%)	(0.03)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment	2.94%	3.69%	2.64%	2.54%	2.92%

1	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
2	The management fee has been restated to reflect a reduction in the contractual management fee.
3
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses and Dividend & Interest Expenses on Securities Sold Short.

4
American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, Institutional Class and Investor Class shares, as applicable, through April 30, 2020 to the extent that Total Annual Fund Operating Expenses exceed 1.74% for the A Class, 2.49% for the C Class, 1.44% for the Y Class, 1.34% for the Institutional Class and 1.72% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

2.	The "Fund Summaries – Fees and Expenses of the Fund - Example" section is deleted and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that this Example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$758	$1,378	$2,032	$3,772
C	$471	$1,130	$1,910	$3,949
Y	$267	$861	$1,492	$3,188
Institutional	$257	$804	$1,380	$2,945
Investor	$295	$908	$1,549	$3,268

Assuming no redemption of shares:

Share Class	1 Year	3 Years	5 Years	10 Years
C	$371	$1,130	$1,910	$3,949